SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           Variable Separate Account
                  Polaris Select Investor Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS Variable Separate Account
                   Polaris Select Investor Variable Annuity
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Effective on or about December 31, 2021, the Goldman Sachs VIT Global Trends
Allocation Fund is renamed the Goldman Sachs VIT Trend Driven Allocation Fund (the "Fund"). Additionally, the Fund's principal investment strategy change will be effective on or about January 31, 2022.

More information regarding the Fund, including the Fund Prospectus, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Dated: December 31, 2021

               Please keep this Supplement with your Prospectus.